Note 40 Provisions or reversal of provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions	€ (2)	€ 3
Commitments And Guarantees Given	35	0
Pending Legal Issues And Tax Litigation	43	105
Other provisions	20	25
Provisions or reversal of provisions	€ 95	€ 133